Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (3)
2023	$1,182,137	$1,277,812	$391,627	$429,341	$133.58	$22,550,000
2022	651,808	605,669	387,094	366,173	116.69	11,247,000

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote	The following table lists executive compensation actually paid to John H. Montgomery, the Company's principal executive officer ("PEO"), and Ralph Burchianti and Jennifer L. George, the Company's Non-PEO named executive officers ("NEOs")
PEO Total Compensation Amount	$ 1,182,137	$ 651,808
PEO Actually Paid Compensation Amount	$ 1,277,812	605,669
Adjustment To PEO Compensation, Footnote
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2023	2022	2023	2022
SCT Total	$1,182,137	$651,808	$391,627	$387,094
Less: Fiscal Year Equity Awards Grant Date Fair Value	287,748	115,374	34,769	55,380
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	58,284	(13,369)	20,147	(5,042)
Fair Value of Equity Compensation Granted in Current Year at Year-End	96,566	87,060	41,183	41,789
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	228,573	(4,456)	11,153	(2,288)
Compensation Actually Paid	$1,277,812	$605,669	$429,341	$366,173

Non-PEO NEO Average Total Compensation Amount	$ 391,627	387,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ 429,341	366,173
Adjustment to Non-PEO NEO Compensation Footnote
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2023	2022	2023	2022
SCT Total	$1,182,137	$651,808	$391,627	$387,094
Less: Fiscal Year Equity Awards Grant Date Fair Value	287,748	115,374	34,769	55,380
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	58,284	(13,369)	20,147	(5,042)
Fair Value of Equity Compensation Granted in Current Year at Year-End	96,566	87,060	41,183	41,789
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	228,573	(4,456)	11,153	(2,288)
Compensation Actually Paid	$1,277,812	$605,669	$429,341	$366,173

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Cumulative TSR. For 2022 to 2023, the CAP to our PEO increased by 110.98% , and the average of the CAP to the other Non-PEO NEOs increased by 17.25%, compared to a 14.48% increase in our TSR over the same time period.
Compensation Actually Paid vs. Net Income	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Net Income. For 2022 to 2023, the CAP to our PEO increased by 110.98%, and the average of the CAP to the other Non-PEO NEOs increased by 17.25%, compared to a 100.50% increase in the Company's Net Income over the same time period.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Net Income. For 2022 to 2023, the CAP to our PEO increased by 110.98%, and the average of the CAP to the other Non-PEO NEOs increased by 17.25%, compared to a 100.50% increase in the Company's Net Income over the same time period.
Total Shareholder Return Amount	$ 133.58	116.69
Net Income (Loss)	$ 22,550,000	11,247,000
PEO Name	John H. Montgomery
Additional 402(v) Disclosure	The Average SCT Table Total for Non-PEO NEOs consist of compensation for Mr. Burchianti and Ms. George for each year presented.The total shareholder return ("TSR") is calculated by taking the difference of the Company's stock price from the beginning of the measurement period, December 31, 2020 at $20.01, and the ending of the measurement periods of December 31, 2022 and 2023 at $21.43 and $23.81, respectively. Then adding total measurement period dividends of $1.00 for the year ended December 31, 2023 and $0.96 for each of the years ended December 31, 2021 and 2022, dividing by the end of measurement period stock price.The Company's Net Income as reported on the Consolidated Statements of Income as filed in the Annual Report on Form 10-K on March 13, 2024.
Fair value was calculated in accordance with the Company's methodology used for financial reporting purposes.

TSR value represents the Company's TSR based on an initial $100 investment on December 31, 2020, assuming the reinvestment of dividends.
	Net income is calculated in accordance with GAAP and reflects the amounts reported in the Company's Annual Report on Form 10-K for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 287,748	115,374
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,566	87,060
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,284	(13,369)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,573	(4,456)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,769	55,380
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,183	41,789
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,147	(5,042)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,153	$ (2,288)